Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	284,013,011
Proposed Maximum Offering Price per Unit	0.56
Maximum Aggregate Offering Price	$ 159,047,286.16
Fee Rate	0.0087%
Amount of Registration Fee	$ 13,837.11
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock dividend, stock split, recapitalization or similar transaction.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.56, which is the average of the high and low prices of the registrant's common stock, par value $0.0001 per share (“Common Stock”) on October 9, 2026, on the Nasdaq Capital Market.

Consists of 284,013,011 shares of Common Stock issuable upon the conversion of 4,655,951 shares of the Company’s non-voting convertible preferred stock.